Average Annual Total Returns - StrategicAdvisersAlternativesFund-PRO - StrategicAdvisersAlternativesFund-PRO - Strategic Advisers Alternatives Fund	Jul. 30, 2024
Strategic Advisers Alternatives Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.22%
Since Inception	1.71%	[1]
Strategic Advisers Alternatives Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.69%
Since Inception	(0.47%)	[1]
Strategic Advisers Alternatives Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.37%
Since Inception	0.43%	[1]
ML037
Average Annual Return:
Past 1 year	5.01%
Since Inception	4.30%
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	1.37%

[1]	A From July 12, 2022 .